9. EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share Tables
Computation of basic and diluted earnings per share

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended March 31, 2013
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(5,454)
Less: Preferred stock dividends	(312)
Basic and diluted loss per share:
Loss available to common stockholders	$(5,766)	10,060	$(0.57)

	Three Months Ended March 31, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(4,953)
Less: Preferred stock dividends	(315)
Basic and diluted loss per share:
Loss available to common stockholders	$(5,268)	5,748	$(0.92)